July 25, 2003



Securities and Exchange Commission
450 5 Street, N.W.

Washington  DC  50549

RE:  Midland National Life Separate Account A
        File Number 333-58300

Commissioners:

Enclosed for filing is a copy of Post-Effective Amendment Number 4 to the above referenced Form N-6 Registration Statement.

This amendment is being filed pursuant to paragraph (b) of Rule 485, and pursuant to subparagraph (b) (4) of that Rule, we certify the amendment does not contain disclosure which would render it ineligible to become effective pursuant to said paragraph (b).

If you have any comments or questions about this filing, please contact Fred Bellamy of Sutherland, Asbill and Brennan at 202-383-0126.

/s/

Terri Silvius
Compliance Manager

cc:      Frederick R. Bellamy
         Sutherland Asbill & Brennan LLP

      As filed with the Securities and Exchange Commission on July 25, 2003
==============================================================================

                                                Registration File No. 333-58300
                                                                      811-05271

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                 ---------------

                                    FORM N-6

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [   ]

                      PRE-EFFECTIVE AMENDMENT NO. ___                     [   ]

                     POST-EFFECTIVE AMENDMENT NO. _4__                    [ X ]

                                     and/or

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                 ACT OF 1940                              [   ]

                          AMENDMENT NO. ___4____                          [ X ]

                        (Check appropriate box or boxes.)

                    Midland National Life Separate Account A
                           (Exact name of registrant)

                     MIDLAND NATIONAL LIFE INSURANCE COMPANY
                               (Name of depositor)
                                One Midland Plaza
                      Sioux Falls, South Dakota 57193-9991
              (Address of depositor's principal executive offices)
        Depositor's Telephone Number, including Area Code: (605) 335-5700

      Steve Horvat, General Counsel                      Copy to:
 Midland National Life Insurance Company        Frederick R. Bellamy, Esq.
            One Midland Plaza                 Sutherland Asbill & Brennan LLP
  Sioux Falls, South Dakota 57193-9991        1275 Pennsylvania Avenue, N.W.
 (Name and address of agent for service)         Washington, DC 20004-2415

                  Approximate Date of Proposed Public Offering:
 As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):
|X| immediately upon filing pursuant to paragraph (b)
|_| on May 1, 2003 pursuant to paragraph (b)
|_| 60 days after filing pursuant to paragraph (a)(i)
|_| on pursuant to paragraph (a)(i) of Rule 485

If appropriate check the following box:

 |_| This post-effective amendment designates a new effective date for a new effective date for a previously filed post-effective amendment _________

                      Title of Securities Being Registered:
    Interests in Individual Flexible Premium Variable Life Insurance Policies

                        ADVANCED VARIABLE UNIVERSAL LIFE
               issued by: Midland National Life Insurance Company
              through the Midland National Life Separate Account A

                         Supplement dated July 25, 2003
                         to Prospectus Dated May 1, 2003

Add this to your prospectus dated May 1, 2003.

                                  Illustration

Following are a series of tables that illustrate how the policy funds, cash surrender values, and death benefits of a policy change with the investment performance of the funds. The tables show how the policy funds, cash surrender values, and death benefits of the policy issued to an insured of a given age and given premium would vary over time if the return on the assets held in each portfolio of the funds were a constant gross, after tax annual rate of 0%, 6%, or 12%. The tables on pages 3 through 5 illustrate a policy issued to a male, age 40, under a standard non-smoker underwriting risk classification. The policy funds, cash surrender values, and death benefits would be different from those shown if the returns averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years.

The amount of the policy fund exceeds the cash surrender value during the surrender charge period due to the surrender charge. For policy years sixteen and after, the policy fund and cash surrender value are equal, since the surrender charge has reduced to zero.

The second column shows the accumulation value of the premiums paid at the stated interest rate. The third and sixth columns illustrate the policy funds and the fourth and seventh column illustrate the cash surrender values of the policy over the designated period. The policy funds shown in the third column and the policy funds shown in the fourth column assume the monthly charge for the cost of insurance is based upon the current cost of insurance rates. The policy funds shown in the sixth column and the cash surrender values shown in the seventh column assume the monthly charge for cost of insurance is based upon the cost of insurance rates that We guarantee. The maximum monthly charge for cost of insurance rates allowable under the policy is based on the Commissioner's 1980 Standard ordinary Mortality Table. The fifth and eighth columns illustrate the death benefit of the policy over the designated period. The illustrations of the death benefits reflect the same assumptions as the policy fund and cash surrender values. The amounts shown for the death benefit, policy funds, and cash surrender values reflect the fact that the net investment return of the divisions of our separate Account is lower then the gross, after-tax return on the assets in the funds, as a result of expenses paid by the funds and charges levied against the divisions of our Separate Account. The illustrations also reflect the 6.5% premium load (for the first 15 years on a current basis) deduction from each premium, and the $7.00 per month expense charge as well as current and guaranteed cost of insurance charges.

The policy funds shown assume daily investment advisory fees and operating expenses equivalent to an annual rate of 0.88% of the aggregate average daily net assets of the Portfolios of the funds (the average rate of the Portfolios for the period ending December 31, 2002). The actual fees and expenses associated with the policy may be more or less than 0.88% and will depend on how allocations are made to each investment division. The policy funds also take into account a daily charge to each division of Separate Account A for assuming mortality and expense risks and administrative charges which is equivalent to a charge at an annual rate of 0.90% of the average net assets of the divisions of Separate Account A. We intend to reduce this to 0.50% after the 20th policy year. This reduction is not guaranteed. After reductions for the mortality and expense risk charge and average portfolio expenses, the assumed gross investment rates of 0%, 6%, and 12% correspond to approximate net annual rates of - 1.78%, 4.22% and 10.22% respectively (-1.38%, 4.62%, and 10.62%, after year 20 on a current basis).

The approximate net annual rates do not include premium charges, cost of insurance charges, surrender charges, expense charges nor any charges for additional benefits.

The hypothetical values shown in the tables do not reflect any charges for federal income taxes against Separate Account A since Midland National is not currently making such charges. However, if, in the future, such charges are made, the gross annual investment rate of return would have to exceed the stated investment rates by a sufficient amount to cover the tax charges in order to produce the policy funds, cash surrenders values, and death benefits illustrated.

The tables illustrate the policy funds that would result based on hypothetical investment rates of return if premiums are paid in full at the beginning of each year and if no policy loans have been made. The values would vary from those shown if the assumed annual premium payments were paid in installments during a year. The values would also vary if the policy owner varied the amount or frequency of premium payments. The tables also assume that the policy owner has not requested an increase or decrease in face amount, that no withdrawals have been made and no withdrawal charges imposed, that no policy loans have been taken, and that no transfers have been made and no transfer charges imposed.

             MIDLAND NATIONAL LIFE INSURANCE COMPANY - ADVANCED VUL
                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION 1                                                                           ASSUMED HYPOTHETICAL GROSS
MALE STANDARD NON-SMOKER ISSUE AGE 40                                                             ANNUAL RATE OF RETURN: 0%
$200,000 INITIAL SPECIFIED AMOUNT                                                         ASSUMED ANNUAL PREMIUM(1): $2,152

                              Assuming Current Costs                           Assuming Guaranteed Costs
                       Premiums                      Cash                                    Cash
     End      Accumulated at 5%       Policy    Surrender          Death       Policy    Surrender         Death
 of Year      Interest Per Year         Fund        Value        Benefit         Fund        Value       Benefit
     1                    2,260        1,493            0        200,000        1,422            0       200,000
     2                    4,632        2,915        1,365        200,000        2,798        1,248       200,000
     3                    7,123        4,292        2,742        200,000        4,107        2,557       200,000
     4                    9,739        5,624        4,074        200,000        5,350        3,800       200,000
     5                   12,486        6,913        5,363        200,000        6,529        4,979       200,000
     6                   15,370        8,115        6,565        200,000        7,644        6,094       200,000
     7                   18,398        9,253        7,703        200,000        8,698        7,148       200,000
     8                   21,577       10,329        8,934        200,000        9,670        8,275       200,000
     9                   24,916       11,368       10,128        200,000       10,583        9,343       200,000
    10                   28,421       12,303       11,218        200,000       11,417       10,332       200,000
    11                   32,102       13,136       12,206        200,000       12,150       11,220       200,000
    12                   35,966       13,914       13,139        200,000       12,785       12,010       200,000
    13                   40,024       14,637       14,017        200,000       13,324       12,704       200,000
    14                   44,285       15,286       14,821        200,000       13,724       13,259       200,000
    15                   48,759       15,905       15,595        200,000       14,010       13,700       200,000
    16                   53,456       16,589       16,589        200,000       14,137       14,137       200,000
    17                   58,389       17,199       17,199        200,000       14,110       14,110       200,000
    18                   63,568       17,673       17,673        200,000       13,928       13,928       200,000
    19                   69,006       18,012       18,012        200,000       13,549       13,549       200,000
    20                   74,716       18,154       18,154        200,000       12,973       12,973       200,000
    25                  107,844       16,586       16,586        200,000        6,155        6,155       200,000
    30                  150,125       10,395       10,395        200,000            0            0       200,000
    35                  204,088            0            0              0            0            0             0

1.   ASSUMES A $2,152 PREMIUM IS PAID AT THE BEGINNING OF EACH POLICY YEAR. VALUES WOULD BE DIFFERENT IF PREMIUMS ARE
     PAID WITH A DIFFERENT FREQUENCY OR IN DIFFERENT AMOUNTS.
2.   ASSUMES THAT NO POLICY LOANS OR WITHDRAWALS HAVE BEEN MADE. ZERO VALUES INDICATE LAPSE IN THE ABSENCE OF AN
     ADDITIONAL PREMIUM PAYMENT.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUND SERIES. THE POLICY FUND, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR THE INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY MIDLAND, THE SEPARATE ACCOUNT, OR THE FUNDS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             MIDLAND NATIONAL LIFE INSURANCE COMPANY - ADVANCED VUL
                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION 1                                                                           ASSUMED HYPOTHETICAL GROSS
MALE STANDARD NON-SMOKER ISSUE AGE 40                                                             ANNUAL RATE OF RETURN: 6%
$200,000 INITIAL SPECIFIED AMOUNT                                                         ASSUMED ANNUAL PREMIUM(1): $2,152

                              Assuming Current Costs                           Assuming Guaranteed Costs
                       Premiums                      Cash                                    Cash
     End      Accumulated at 5%       Policy    Surrender          Death       Policy    Surrender         Death
 of Year      Interest Per Year         Fund        Value        Benefit         Fund        Value       Benefit
     1                    2,260        1,598           48        200,000        1,525            0       200,000
     2                    4,632        3,218        1,668        200,000        3,093        1,543       200,000
     3                    7,123        4,886        3,336        200,000        4,684        3,134       200,000
     4                    9,739        6,606        5,056        200,000        6,299        4,749       200,000
     5                   12,486        8,378        6,828        200,000        7,941        6,391       200,000
     6                   15,370       10,161        8,611        200,000        9,610        8,060       200,000
     7                   18,398       11,978       10,428        200,000       11,309        9,759       200,000
     8                   21,577       13,833       12,438        200,000       13,018       11,623       200,000
     9                   24,916       15,749       14,509        200,000       14,761       13,521       200,000
    10                   28,421       17,664       16,579        200,000       16,517       15,432       200,000
    11                   32,102       19,580       18,650        200,000       18,267       17,337       200,000
    12                   35,966       21,541       20,766        200,000       20,012       19,237       200,000
    13                   40,024       23,552       22,932        200,000       21,752       21,132       200,000
    14                   44,285       25,593       25,128        200,000       23,448       22,983       200,000
    15                   48,759       27,712       27,402        200,000       25,119       24,809       200,000
    16                   53,456       30,015       30,015        200,000       26,725       26,725       200,000
    17                   58,389       32,368       32,368        200,000       28,264       28,264       200,000
    18                   63,568       34,714       34,714        200,000       29,737       29,737       200,000
    19                   69,006       37,055       37,055        200,000       31,099       31,099       200,000
    20                   74,716       39,335       39,335        200,000       32,350       32,350       200,000
    25                  107,844       51,142       51,142        200,000       36,458       36,458       200,000
    30                  150,125       62,696       62,696        200,000       31,429       31,429       200,000
    35                  204,088       72,747       72,747        200,000        4,186        4,186       200,000
    40                  272,959       77,842       77,842        200,000            0            0             0
    45                  360,858       71,891       71,891        200,000            0            0             0
    50                  473,043       35,369       35,369        200,000            0            0             0
    55                  616,221            0            0              0            0            0             0

1.   ASSUMES A $2,152 PREMIUM IS PAID AT THE BEGINNING OF EACH POLICY YEAR. VALUES WOULD BE DIFFERENT IF PREMIUMS ARE
     PAID WITH A DIFFERENT FREQUENCY OR IN DIFFERENT AMOUNTS.
2.   ASSUMES THAT NO POLICY LOANS OR WITHDRAWALS HAVE BEEN MADE. ZERO VALUES INDICATE LAPSE IN THE ABSENCE OF AN
     ADDITIONAL PREMIUM PAYMENT.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUND SERIES. THE POLICY FUND, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR THE INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY MIDLAND, THE SEPARATE ACCOUNT, OR THE FUNDS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             MIDLAND NATIONAL LIFE INSURANCE COMPANY - ADVANCED VUL
                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION 1                                                                           ASSUMED HYPOTHETICAL GROSS
MALE STANDARD NON-SMOKER ISSUE AGE 40                                                            ANNUAL RATE OF RETURN: 12%
$200,000 INITIAL SPECIFIED AMOUNT                                                         ASSUMED ANNUAL PREMIUM(1): $2,152

                              Assuming Current Costs                           Assuming Guaranteed Costs
                       Premiums                      Cash                                    Cash
     End      Accumulated at 5%       Policy    Surrender          Death       Policy    Surrender         Death
 of Year      Interest Per Year         Fund        Value        Benefit         Fund        Value       Benefit
     1                   2,260        1,703          153        200,000          1,628           78       200,000
     2                   4,632        3,534        1,984        200,000          3,401        1,851       200,000
     3                   7,123        5,532        3,982        200,000          5,311        3,761       200,000
     4                   9,739        7,716        6,166        200,000          7,374        5,824       200,000
     5                  12,486       10,104        8,554        200,000          9,606        8,056       200,000
     6                  15,370       12,672       11,122        200,000         12,026       10,476       200,000
     7                  18,398       15,464       13,914        200,000         14,656       13,106       200,000
     8                  21,577       18,506       17,111        200,000         17,495       16,100       200,000
     9                  24,916       21,847       20,607        200,000         20,592       19,352       200,000
    10                  28,421       25,454       24,369        200,000         23,954       22,869       200,000
    11                  32,102       29,359       28,429        200,000         27,588       26,658       200,000
    12                  35,966       33,640       32,865        200,000         31,528       30,753       200,000
    13                  40,024       38,340       37,720        200,000         35,811       35,191       200,000
    14                  44,285       43,487       43,022        200,000         40,439       39,974       200,000
    15                  48,759       49,170       48,860        200,000         45,475       45,165       200,000
    16                  53,456       55,568       55,568        200,000         50,934       50,934       200,000
    17                  58,389       62,609       62,609        200,000         56,870       56,870       200,000
    18                  63,568       70,316       70,316        200,000         63,350       63,350       200,000
    19                  69,006       78,775       78,775        200,000         70,412       70,412       200,000
    20                  74,716       88,039       88,039        200,000         78,139       78,139       200,000
    25                 107,844      153,820      153,820        200,000        132,406      132,406       200,000
    30                 150,125      264,917      264,917        307,303        225,308      225,308       261,357
    35                 204,088      447,220      447,220        478,525        377,148      377,148       403,548
    40                 272,959      748,075      748,075        785,478        625,670      625,670       656,953
    45                 360,858    1,236,303    1,236,303      1,298,118      1,017,126    1,017,126     1,067,983
    50                 473,043    2,018,852    2,018,852      2,119,795      1,614,869    1,614,869     1,695,612
    55                 616,221    3,294,060    3,294,060      3,327,000      2,575,456    2,575,456     2,601,210
    60                 798,958    5,470,484    5,470,484      5,470,484      4,279,224    4,279,224     4,279,224

1.   ASSUMES A $2,152 PREMIUM IS PAID AT THE BEGINNING OF EACH POLICY YEAR. VALUES WOULD BE DIFFERENT IF PREMIUMS ARE
     PAID WITH A DIFFERENT FREQUENCY OR IN DIFFERENT AMOUNTS.
2.   ASSUMES THAT NO POLICY LOANS OR WITHDRAWALS HAVE BEEN MADE. ZERO VALUES INDICATE LAPSE IN THE ABSENCE OF AN
     ADDITIONAL PREMIUM PAYMENT.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUND SERIES. THE POLICY FUND, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR THE INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY MIDLAND, THE SEPARATE ACCOUNT, OR THE FUND THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

           The following are incorporated in this filing by reference



                               Parts A, B and C of

                         Post-Effective Amendment No. 3

                         To this registration Statement


                              File Number 333-58300

                           As filed on May 1, 2003 for

                    Midland National Life Separate Account A

July 21, 2003


Midland National Life Insurance Company
One Midland Plaza

Sioux Falls, SD 57193


Gentlemen:

This opinion is furnished in connection with the filing of Post- Effective Amendment No. 4 to Registration Statement No. 333-58300 on Form N-6 ("Registration Statement") which covers premiums expected to be received under the flexible premium Variable Universal Life Insurance policy ("Policy") to be offered by Midland National Life Insurance Company. The Prospectus included in the Registration Statement describes policies which will be offered by Midland in each State where they have been approved by appropriate State insurance authorities. The policy forms were prepared under my direction, and I am familiar with the Registration Statement and Exhibits thereto.

In my opinion:
The illustrations of death benefits, policy fund and accumulated premiums in the illustration section of the Prospectuses included in the Registration Statement (the "Prospectus"), based on the assumptions stated in the illustrations, are consistent with the provisions of the Contract and Midland Nationals administrative procedures. The rate structure of the Contracts has not been designed, and the assumptions for the illustrations (including sex, age, rating classification, and premium amount and payment schedule) have not been selected, so as to make the relationship between premiums and benefits, as shown in the illustrations, appear to be materially more favorable than for any other prospective purchaser with different assumptions. The illustrations are based on a commonly used rating classification and premium amounts and ages appropriate for the markets in which the policy is sold.

I hereby consent to the filing of this opinion as an Exhibit to the Registration Statement.

Sincerely,

 /s/


Timothy A. Reuer, FSA, MAAA
Vice President - Product Development

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Midland National Life Separate Account A, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in Chicago, Illinois this 21st day of July, 2003.

                                                                                MIDLAND NATIONAL LIFE
                                                                                SEPARATE ACCOUNT A (REGISTRANT)


Attest:                                                                         By:   /s/*
        -------------------------------------------------------                 ---------------------------------
                                                                                  MICHAEL M. MASTERSON
                                                                                  Chairman of the Board


                                                                                By:  MIDLAND NATIONAL LIFE
                                                                                     INSURANCE COMPANY (DEPOSITOR)


Attest:                                                                         By:  /s/*
        -------------------------------------------------------                 ----------------------------------
                                                                                  MICHAEL M. MASTERSON
                                                                                  Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on April, 28, 2003.

                      Signatures                                        Title                                       Date

      /s/*                                                    Chairman of the Board of Directors,                __________
-------------------------------------------------             Director, Chief Executive Officer
MICHAEL M. MASTERSON                                          (Principal Executive Officer)



      /s/*                                                    Senior Vice President, Chief Financial Officer      __________
-------------------------------------------------             (Principal Financial Officer)
THOMAS M. MEYER


      /s/ *                                                   President, Chief Operating Officer, Director        __________
-------------------------------------------------
JOHN J. CRAIG, II


      /s/*                                                    Director, Senior Vice President,                    __________
-------------------------------------------------             Chief Marketing Officer
STEVEN C. PALMITIER


      /s/*                                                    Director, Senior Vice President,                    __________
-------------------------------------------------             Corporate Actuary
DONALD J. IVERSON


      /s/*                                                    Director, Senior Vice President-Legal               __________
-------------------------------------------------
STEPHEN P. HORVAT, JR.


      /s/*                                                    Director, Chief Executive Officer, President        __________
-------------------------------------------------             of Sammons
ROBERT W. KORBA


*By:  ______________________________________                                    July 21, 2003
                 Stephen P. Horvat, Jr.                                         -------------
                   Attorney-in-Fact
         Pursuant to Power of Attorney

                               POWER OF ATTORNEY

The undersigned directors and officers of Midland National Life Insurance Company, an Iowa corporation (the "Company"), hereby constitute and appoint Stephen P. Horvat Jr., and Therese M. Michels, and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance or annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and him or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this _____day of ________________ 2003.

SIGNATURE                           DATE                      SIGNATURE                          DATE

/s/                                 1/8/03                    /s/                                1/7/03
----------------------------------- ------                    ---------------------------------- ------
Michael M. Masterson                                          John J. Craig II



/s/                                 1/703                     /s/                                1/7/03
----------------------------------- -----                     ---------------------------------- ------
Steven C. Palmitier                                           Donald J. Iverson



/s/                                 1/7/03                    /s/                                1/7/03
----------------------------------- --------                  ---------------------------------- ------
Stephen P. Horvat, Jr.                                        Thomas M. Meyer



/s/                                 1/8/03
----------------------------------- ------
Robert W. Korba